Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment pension plans.
Beginning of year	$ 2,080,651	$ 1,468,112
Service cost	175,648	148,987
Interest cost	193,313	187,470
Benefits paid	(139,465)	(23,200)
Past service cost	(40,124)	40,542
End of year	1,913,680	2,080,651
Pensions
Post-employment pension plans.
Beginning of year	1,724,801
Benefits paid	(89,757)
End of year	1,463,805	1,724,801
Seniority Premiums
Post-employment pension plans.
Beginning of year	355,850
Benefits paid	(49,708)
End of year	449,875	355,850
Defined benefit obligation
Post-employment pension plans.
Beginning of year	3,276,400	2,847,608
Service cost	175,648	148,987
Interest cost	193,313	187,470
Benefits paid	(222,035)	(221,184)
Remeasurement of post-employment benefit obligations	(198,837)	272,977
Past service cost	(40,124)	40,542
End of year	3,184,365	3,276,400
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	2,634,125
Service cost	101,550
Interest cost	146,941
Benefits paid	(157,261)
Remeasurement of post-employment benefit obligations	(243,332)
Past service cost	(39,326)
End of year	2,442,697	2,634,125
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	642,275
Service cost	74,098
Interest cost	46,372
Benefits paid	(64,774)
Remeasurement of post-employment benefit obligations	44,495
Past service cost	(798)
End of year	$ 741,668	$ 642,275